Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based On:
	Compensation		Comp. Table	Actually	Company	Peer Group
	Table	Compensation	Total Comp.	Paid to	Total	Total		Adjusted
	Total Comp.	Actually Paid	for Non-CEO	Non-CEO	Shareholder	Shareholder	Net	One-Year
Year	for CEO (1)	to CEO (3)	NEOs (2)	NEOs (3)	Return	Return (4)	Income	ROATCE (5)
2024	$7,542,833	$12,240,676	$4,253,902	$5,270,291	$140.43	$130.90	$523,000,000	16.9%
2023	6,523,511	6,231,205	4,429,093	4,195,237	106.01	115.64	565,900,000	21.3%
2022	11,657,989	12,884,815	4,162,215	4,422,936	108.69	116.10	414,169,000	21.1%
2021	3,971,101	4,414,151	1,352,603	1,504,898	106.04	124.74	277,538,000	15.4%
2020	3,708,472	3,847,438	1,250,625	1,328,046	93.93	91.29	226,409,000	14.6%
(1)	The CEO for each year is James C. Ryan, III who began serving as our CEO in 2019.
(2)

The non-CEO NEOs for 2024 are Messrs. Sander, Sandgren, Moran, Scudder and Falconer and Ms. Goldfeder.
The non-CEO NEOs for 2022 and 2023 are Messrs. Scudder, Sander, Sandgren and Falconer.
The non-CEO NEOs for 2020 and 2021 are Messrs. Sandgren, Falconer and Jeffrey L. Knight and Ms. Kendra Vanzo.

(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

					Add:		Deduct:
			Add:	Add:	change as of the	Add:	change as of the
			fair value (FV)	change as of	vesting date	increase in	vesting date	Add:
			as of FY-end of	end of FY in	(from end of	fair value of	(from end of	value of
			equity awards	FV of awards	prior FY) in	awards granted	prior FY) in	dividends or
		Deduct:	granted	granted in	FV for any	during applicable	FV for any	other earnings
		grant date	during the year	any prior year	equity awards	FY that vested	equity awards	paid on stock or
	Summary	fair value of	that are	that are	granted in any	during	granted in any	option awards
	Compensation	equity awards	outstanding and	outstanding and	prior year that	applicable FY,	prior year that	not otherwise
	Table (SCT)	granted during	unvested as of	unvested as of	vested during or at	determined as of	vested during or at	included in	Compensation
CEO	Total	fiscal year (FY)	FY-end	FY-end	the end of the FY	vesting date	the end of the FY	SCT	Actually Paid
2024	$7,542,833	$4,229,568	$5,818,934	$3,027,981	$(46,191)	0	0	$126,687	$12,240,676
2023	6,523,511	3,011,947	2,940,592	(335,439)	(169,197)	0	0	283,685	6,231,205
2022	11,657,989	7,736,725	8,122,095	692,721	34,096	0	0	114,639	12,884,815
2021	3,971,101	1,540,832	1,587,472	242,043	112,394	0	0	41,973	4,414,151
2019	3,708,472	1,424,200	1,198,673	261,685	64,863	0	0	37,946	3,847,438

Other NEOs Avg.
2024	$4,253,902	$1,502,726	$1,898,267	$737,549	$(18,114)	$35,670	$150,316	$16,059	$5,270,291
2023	4,429,093	1,273,391	1,242,077	(146,058)	(105,667)	0	0	49,183	4,195,237
2022	4,162,215	2,030,809	2,162,267	102,279	(6,661)	0	0	33,645	4,422,936
2021	1,352,603	371,607	382,862	62,209	57,214	0	0	21,616	1,504,898
2019	1,250,625	378,303	318,399	80,212	36,006	0	0	21,107	1,328,046

(4)	The Company has chosen to use the KRX Index as its peer group for this “Pay Versus Performance” section.
(5)	This non-GAAP financial measure (Adjusted One-Year ROATCE) excludes certain items, such as merger-related charges associated with completed and pending acquisitions, CECL Day 1 non-PCD loans provision expense, distribution of excess pension plan assets expense, FDIC special assessment expense, separation expense, and net securities losses. The equivalent GAAP measure for one-year ROATCE was 15.4%, 20.2%, 16.3%, 14.9% and 13.3% for 2024, 2023, 2022, 2021 and 2020, respectively. Reference is made to the non-GAAP reconciliation included in the Company’s January 21, 2025 press release reporting its financial results for its 2024 fourth quarter and full year, which was included as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on January 21, 2025.

Company Selected Measure Name	Adjusted One-Year ROATCE
Named Executive Officers, Footnote
(1)	The CEO for each year is James C. Ryan, III who began serving as our CEO in 2019.
(2)

The non-CEO NEOs for 2024 are Messrs. Sander, Sandgren, Moran, Scudder and Falconer and Ms. Goldfeder.
The non-CEO NEOs for 2022 and 2023 are Messrs. Scudder, Sander, Sandgren and Falconer.
The non-CEO NEOs for 2020 and 2021 are Messrs. Sandgren, Falconer and Jeffrey L. Knight and Ms. Kendra Vanzo.

Peer Group Issuers, Footnote
(4)	The Company has chosen to use the KRX Index as its peer group for this “Pay Versus Performance” section.

PEO Total Compensation Amount	$ 7,542,833	$ 6,523,511	$ 11,657,989	$ 3,971,101	$ 3,708,472
PEO Actually Paid Compensation Amount	$ 12,240,676	6,231,205	12,884,815	4,414,151	3,847,438
Adjustment To PEO Compensation, Footnote
(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

					Add:		Deduct:
			Add:	Add:	change as of the	Add:	change as of the
			fair value (FV)	change as of	vesting date	increase in	vesting date	Add:
			as of FY-end of	end of FY in	(from end of	fair value of	(from end of	value of
			equity awards	FV of awards	prior FY) in	awards granted	prior FY) in	dividends or
		Deduct:	granted	granted in	FV for any	during applicable	FV for any	other earnings
		grant date	during the year	any prior year	equity awards	FY that vested	equity awards	paid on stock or
	Summary	fair value of	that are	that are	granted in any	during	granted in any	option awards
	Compensation	equity awards	outstanding and	outstanding and	prior year that	applicable FY,	prior year that	not otherwise
	Table (SCT)	granted during	unvested as of	unvested as of	vested during or at	determined as of	vested during or at	included in	Compensation
CEO	Total	fiscal year (FY)	FY-end	FY-end	the end of the FY	vesting date	the end of the FY	SCT	Actually Paid
2024	$7,542,833	$4,229,568	$5,818,934	$3,027,981	$(46,191)	0	0	$126,687	$12,240,676
2023	6,523,511	3,011,947	2,940,592	(335,439)	(169,197)	0	0	283,685	6,231,205
2022	11,657,989	7,736,725	8,122,095	692,721	34,096	0	0	114,639	12,884,815
2021	3,971,101	1,540,832	1,587,472	242,043	112,394	0	0	41,973	4,414,151
2019	3,708,472	1,424,200	1,198,673	261,685	64,863	0	0	37,946	3,847,438

Other NEOs Avg.
2024	$4,253,902	$1,502,726	$1,898,267	$737,549	$(18,114)	$35,670	$150,316	$16,059	$5,270,291
2023	4,429,093	1,273,391	1,242,077	(146,058)	(105,667)	0	0	49,183	4,195,237
2022	4,162,215	2,030,809	2,162,267	102,279	(6,661)	0	0	33,645	4,422,936
2021	1,352,603	371,607	382,862	62,209	57,214	0	0	21,616	1,504,898
2019	1,250,625	378,303	318,399	80,212	36,006	0	0	21,107	1,328,046

Non-PEO NEO Average Total Compensation Amount	$ 4,253,902	4,429,093	4,162,215	1,352,603	1,250,625
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,270,291	4,195,237	4,422,936	1,504,898	1,328,046
Adjustment to Non-PEO NEO Compensation Footnote
(3)

To calculate compensation actually paid for the CEO and the average non-CEO NEOs, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown, excluding rows that are not applicable for the years presented:

					Add:		Deduct:
			Add:	Add:	change as of the	Add:	change as of the
			fair value (FV)	change as of	vesting date	increase in	vesting date	Add:
			as of FY-end of	end of FY in	(from end of	fair value of	(from end of	value of
			equity awards	FV of awards	prior FY) in	awards granted	prior FY) in	dividends or
		Deduct:	granted	granted in	FV for any	during applicable	FV for any	other earnings
		grant date	during the year	any prior year	equity awards	FY that vested	equity awards	paid on stock or
	Summary	fair value of	that are	that are	granted in any	during	granted in any	option awards
	Compensation	equity awards	outstanding and	outstanding and	prior year that	applicable FY,	prior year that	not otherwise
	Table (SCT)	granted during	unvested as of	unvested as of	vested during or at	determined as of	vested during or at	included in	Compensation
CEO	Total	fiscal year (FY)	FY-end	FY-end	the end of the FY	vesting date	the end of the FY	SCT	Actually Paid
2024	$7,542,833	$4,229,568	$5,818,934	$3,027,981	$(46,191)	0	0	$126,687	$12,240,676
2023	6,523,511	3,011,947	2,940,592	(335,439)	(169,197)	0	0	283,685	6,231,205
2022	11,657,989	7,736,725	8,122,095	692,721	34,096	0	0	114,639	12,884,815
2021	3,971,101	1,540,832	1,587,472	242,043	112,394	0	0	41,973	4,414,151
2019	3,708,472	1,424,200	1,198,673	261,685	64,863	0	0	37,946	3,847,438

Other NEOs Avg.
2024	$4,253,902	$1,502,726	$1,898,267	$737,549	$(18,114)	$35,670	$150,316	$16,059	$5,270,291
2023	4,429,093	1,273,391	1,242,077	(146,058)	(105,667)	0	0	49,183	4,195,237
2022	4,162,215	2,030,809	2,162,267	102,279	(6,661)	0	0	33,645	4,422,936
2021	1,352,603	371,607	382,862	62,209	57,214	0	0	21,616	1,504,898
2019	1,250,625	378,303	318,399	80,212	36,006	0	0	21,107	1,328,046

Compensation Actually Paid vs. Total Shareholder Return

Total Shareholder Return. The following chart compares compensation actually paid to our CEO and the average compensation actually paid to our other NEOs to (i) our cumulative TSR and (ii) the TSR of the KRX Index for the fiscal years ended 2020-2024.

Compensation Actually Paid vs. Net Income

Net Income. The following chart compares compensation actually paid to our CEO and the average compensation actually paid to our other NEOs to our net income for the fiscal years ended 2020-2024. The Company achieved record adjusted net income in 2023, with net income decreasing somewhat in 2024 primarily due to the banking industry’s lower interest rate environment in 2024 as compared to 2023 and the corresponding impact of this lower interest rate environment on the Company’s 2024 net interest income.

Compensation Actually Paid vs. Company Selected Measure

Adjusted One-Year ROATCE. The following chart compares compensation actually paid to our CEO and the average compensation actually paid to our other NEOs to our one-year adjusted ROATCE for the fiscal years ended 2020-2024.

Total Shareholder Return Vs Peer Group

Total Shareholder Return. The following chart compares compensation actually paid to our CEO and the average compensation actually paid to our other NEOs to (i) our cumulative TSR and (ii) the TSR of the KRX Index for the fiscal years ended 2020-2024.

Tabular List, Table

Tabular List (Unranked)

The table below provides an unranked list of the most important financial measures used by the Company to link compensation actually paid to the Company’s performance in 2024. Each of these financial metrics was used in determining short and long-term incentive awards in 2024.

Adjusted One-Year EPS
Adjusted One-Year ROATCE
Three-Year Relative TSR

Total Shareholder Return Amount	$ 140.43	106.01	108.69	106.04	93.93
Peer Group Total Shareholder Return Amount	130.9	115.64	116.1	124.74	91.29
Net Income (Loss)	$ 523,000,000	$ 565,900,000	$ 414,169,000	$ 277,538,000	$ 226,409,000
Company Selected Measure Amount	16.9	21.3	21.1	15.4	14.6
PEO Name	James C. Ryan, III
Percentage of Equivalent GAAP Measure	15.40%	20.20%	16.30%	14.90%	13.30%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted One-Year EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted One-Year ROATCE
Non-GAAP Measure Description
(5)	This non-GAAP financial measure (Adjusted One-Year ROATCE) excludes certain items, such as merger-related charges associated with completed and pending acquisitions, CECL Day 1 non-PCD loans provision expense, distribution of excess pension plan assets expense, FDIC special assessment expense, separation expense, and net securities losses. The equivalent GAAP measure for one-year ROATCE was 15.4%, 20.2%, 16.3%, 14.9% and 13.3% for 2024, 2023, 2022, 2021 and 2020, respectively. Reference is made to the non-GAAP reconciliation included in the Company’s January 21, 2025 press release reporting its financial results for its 2024 fourth quarter and full year, which was included as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed with the SEC on January 21, 2025.

Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,229,568)	$ (3,011,947)	$ (7,736,725)	$ (1,540,832)	$ (1,424,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,818,934	2,940,592	8,122,095	1,587,472	1,198,673
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,027,981	(335,439)	692,721	242,043	261,685
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,191)	(169,197)	34,096	112,394	64,863
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,687	283,685	114,639	41,973	37,946
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,502,726)	(1,273,391)	(2,030,809)	(371,607)	(378,303)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,898,267	1,242,077	2,162,267	382,862	318,399
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	737,549	(146,058)	102,279	62,209	80,212
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,670	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,114)	(105,667)	(6,661)	57,214	36,006
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,316)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,059	$ 49,183	$ 33,645	$ 21,616	$ 21,107